Supplemental Oil and Gas Disclosures (Unaudited) - Costs Incurred in Oil and Gas Property Acquisitions, Exploration and Development Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	$ 38	$ 113	$ 181
Unproved	336	1,378	385
Exploration	677	1,049	1,708
Development	3,198	8,941	8,326
Costs incurred	4,249	11,481	10,600
Proved properties	41,728	49,376
Unproved properties	2,277	5,490
Capitalized costs, gross	44,005	54,866
Accumulated DD&A	(24,457)	(24,431)
Capitalized costs, net	19,548	30,435
Capitalized interest	21	148	168
Asset retirement costs	65	307	537
United States [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	1	102	17
Unproved	313	1,221	195
Exploration	194	505	617
Development	1,729	5,078	5,188
Costs incurred	2,237	6,906	6,017
Proved properties	18,692	22,791
Unproved properties	1,615	3,610
Capitalized costs, gross	20,307	26,401
Accumulated DD&A	(9,027)	(7,572)
Capitalized costs, net	11,280	18,829
Capitalized interest		17	50
Asset retirement costs	123	43	480
Canada [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	8
Unproved	23	141	151
Exploration	51	93	35
Development	151	789	681
Costs incurred	233	1,023	867
Proved properties	5,812	6,659
Unproved properties	172	675
Capitalized costs, gross	5,984	7,334
Accumulated DD&A	(3,958)	(3,803)
Capitalized costs, net	2,026	3,531
Asset retirement costs	8	175	17
Egypt [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	29	11	39
Unproved	0	0	11
Exploration	125	207	565
Development	741	1,122	599
Costs incurred	895	1,340	1,214
Proved properties	9,798	9,096
Unproved properties	25	179
Capitalized costs, gross	9,823	9,275
Accumulated DD&A	(6,559)	(5,779)
Capitalized costs, net	3,264	3,496
Capitalized interest	8	9	2
Australia [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved	0	0
Unproved		16	0
Exploration	32	131	168
Development	98	990	1,055
Costs incurred	130	1,137	1,223
Proved properties		3,919
Unproved properties		438
Capitalized costs, gross		4,357
Accumulated DD&A		(2,744)
Capitalized costs, net		1,613
Capitalized interest	6	90	74
Asset retirement costs		55	(30)
North Sea [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proved			125
Unproved			17
Exploration	246	103	259
Development	479	956	661
Costs incurred	725	1,059	1,062
Proved properties	7,426	6,911
Unproved properties	429	579
Capitalized costs, gross	7,855	7,490
Accumulated DD&A	(4,913)	(4,533)
Capitalized costs, net	2,942	2,957
Capitalized interest	7	29	32
Asset retirement costs	(66)	34	67
Argentina [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved			11
Exploration		9	42
Development		6	142
Costs incurred		15	195
Capitalized interest		3	10
Asset retirement costs			3
Other International [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Exploration	29	1	22
Costs incurred	29	1	$ 22
Proved properties	0	0
Unproved properties	36	9
Capitalized costs, gross	36	9
Accumulated DD&A	0	0
Capitalized costs, net	$ 36	$ 9